STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4%
Illinois - 2.2%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	523,810
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	522,295
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,150,000	1,176,197
Illinois, GO, Ser. D	5.00	11/1/2026	1,250,000	1,273,975
				3,496,277
Kentucky - 1.0%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	1,500,000	1,635,045
Michigan - .7%
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	6/1/2022	1,000,000	[a] 1,090,990
Nebraska - 1.1%
Central Plains Energy Project, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	1,500,000	1,684,875
New Jersey - 4.2%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.25	12/15/2020	1,000,000	1,010,740
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	1,265,000	1,299,724
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. II	5.00	3/1/2025	1,070,000	1,096,547
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2026	625,000	672,350
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000	605,415
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000	918,878
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000	925,357
				6,529,011

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 89.5%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2025	420,000	495,352
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2026	450,000	541,112
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	470,000	574,810
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2024	405,000	467,540
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2021	345,000	368,177
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2022	370,000	403,885
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	385,000	432,875
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2029	200,000	229,348
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2027	300,000	346,830
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2026	350,000	406,256
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems Obligated Group) Ser. B	5.00	7/1/2026	1,000,000	1,195,890
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000	1,116,360
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,109,060
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000	988,641
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	575,442
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2027	1,000,000	1,101,630
East Ramapo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	1,240,000	1,446,311

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 89.5% (continued)
Island Trees Union Free School District, GO, Refunding (Insured; State Aid Withholding)	3.00	5/15/2030	615,000		680,190
Johnstown City School District, GO, Refunding (Insured; Build America Mutual)	3.00	6/15/2028	1,100,000		1,219,955
Long Island Power Authority, Revenue Bonds	5.00	9/1/2035	1,000,000		1,236,350
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	1,570,000		1,803,161
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond)	5.00	5/15/2024	2,300,000		2,410,285
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	4.00	11/15/2033	1,000,000		1,090,490
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2025	1,000,000		1,065,680
Metropolitan Transportation Authority, Revenue Bonds, Refunding (LOC; U.S. BANK NA) Ser. E1	0.07	11/15/2050	600,000	[b]	600,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000		1,280,646
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000		1,072,820
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.00	11/15/2038	1,010,000		1,032,200
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000		1,162,980
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000		1,303,554
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,120,130
Nassau County, GO, Refunding, Ser. A	5.00	1/1/2032	1,640,000		1,928,296
Nassau County, GO, Refunding, Ser. B	5.00	4/1/2036	1,000,000		1,172,050
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000		599,275

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 89.5% (continued)
Nassau County, GO, Ser. B	5.00	4/1/2029	1,500,000		1,698,540
New York City, GO (LOC; Bank of America NA) Ser. I-3	0.08	4/1/2036	2,400,000	[c]	2,400,000
New York City, GO, Ser. D1	5.00	3/1/2039	750,000		942,667
New York City, GO, Ser. E1	5.25	3/1/2031	1,065,000		1,354,680
New York City Housing Development Corp., Revenue Bonds	2.40	11/1/2030	910,000		959,022
New York City Housing Development Corp., Revenue Bonds, Refunding, Ser. A	4.00	7/1/2024	1,150,000		1,261,906
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		1,065,620
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2025	1,500,000		1,693,710
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,500,000		1,687,980
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,000,000		1,004,820
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000		1,263,390
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	1,000,000		1,254,160
New York City Transitional Finance Authority, Revenue Bonds, Ser. C2	2.98	11/1/2027	1,050,000		1,125,726
New York City Trust for Cultural Resources, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2031	1,480,000		1,684,921
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (Lincoln Center Performing Arts) Ser. A	5.00	12/1/2026	1,760,000		2,163,339
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (The American Museum of Natural History) Ser. A	5.00	7/1/2037	1,000,000		1,175,070
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.07	6/15/2035	500,000	[b]	500,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 89.5% (continued)
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2021	1,000,000	[a]	1,049,870
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,040,000		1,149,023
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2035	1,000,000		1,304,720
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	750,000		765,570
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower at One Bryant Park)	2.63	9/15/2069	1,500,000		1,470,735
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center)	5.00	11/15/2044	2,000,000	[d]	1,983,220
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	1,500,000	[d]	1,513,605
New York Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	1,500,000		1,760,265
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering) Ser. 1	3.00	7/1/2034	2,000,000		2,195,320
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2023	2,400,000	[a]	2,749,608
New York State Dormitory Authority, Revenue Bonds (Sacred Heart Convent) (Insured; Assured Guaranty Municipal Corp.)	5.63	5/1/2021	1,000,000	[a]	1,049,700
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2032	640,000		769,261
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2034	550,000		654,775
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University)	4.00	7/1/2034	1,000,000		1,084,070
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2023	1,000,000		1,104,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 89.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	1,045,000	1,277,816
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center Obligated Group)	5.00	7/1/2030	1,155,000	1,336,243
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. A	5.00	7/1/2027	1,000,000	1,253,040
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. A	5.00	7/1/2028	1,200,000	1,532,952
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,530,000	1,680,001
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	775,000	973,594
New York State Dormitory Authority, Revenue Bonds, Ser. 2015B-B	5.00	3/15/2035	1,100,000	1,306,701
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2030	1,275,000	1,569,895
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	1,000,000	1,248,080
New York State Dormitory Authority, Revenue Bonds, Ser. B1	4.00	7/1/2026	1,200,000	1,387,644
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Green Bond) Ser. D	3.00	9/15/2030	1,050,000	1,140,982
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000	1,074,950
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203rd	3.10	10/1/2032	1,500,000	1,608,165
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 226th	1.70	4/1/2027	1,270,000	1,308,481
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. K	5.00	1/1/2031	2,000,000	2,310,420

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 89.5% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,575,000		1,595,963
New York Westchester County Health Care Corp., Revenue Bonds, Refunding, Ser. A	5.00	11/1/2024	1,500,000		1,565,250
New York Westchester County Health Care Corp., Revenue Bonds, Ser. A	5.00	11/1/2020	1,400,000		1,419,180
Niagara Area Development Corp., Revenue Bonds, Refunding (Niagara University Project) Ser. A	5.00	5/1/2022	500,000	[a]	540,300
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2024	1,750,000		1,987,230
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2025	630,000		734,095
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2026	925,000		1,100,648
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2034	1,000,000		1,135,690
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2029	1,000,000		1,127,770
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2027	1,005,000		1,110,465
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2029	1,105,000		1,228,649
Oyster Bay, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2022	1,715,000		1,845,494
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207th	5.00	9/15/2024	3,000,000		3,471,390
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,060,000		1,245,648
St. Lawrence County Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000		1,122,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 89.5% (continued)
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2033	1,785,000		1,972,693
Suffolk County, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2022	1,000,000		1,073,600
Suffolk County Water Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2030	1,145,000		1,339,467
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; US Bank NA) Ser. 4C	0.07	1/1/2031	200,000	[b]	200,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2036	1,525,000		1,825,166
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000		1,535,214
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	1,750,000		1,861,317
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000		559,850
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	6/15/2026	2,000,000		2,311,680
Washingtonville Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	6/15/2031	1,000,000		1,104,590
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000		1,052,770
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000		1,360,379
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000		1,230,086
Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center)	5.00	11/1/2028	1,000,000		1,108,900
Yonkers, BAN, Ser. C	2.00	9/18/2020	1,000,000		1,002,120
Yonkers, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2026	1,000,000		1,220,970

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 89.5% (continued)
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000	195,104
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	622,675
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000	321,408
				140,554,999
U.S. Related - .7%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,000,000	1,026,140
Total Long-Term Municipal Investments (cost $151,746,240)			156,017,337

Short-Term Municipal Investments - .6%
New York - .6%
New York City Transitional Finance Authority, Revenue Bonds (SPA; JPMorgan Chase Bank NA) Ser. A4 (cost $1,000,000)	0.07	8/1/2045	1,000,000	[c] 1,000,000
Total Investments (cost $152,746,240)			100.0%	157,017,337
Liabilities, Less Cash and Receivables			0.0%	(5,345)
Net Assets			100.0%	157,011,992

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $3,496,825 or 2.23% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	157,017,337	−	157,017,337

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2020, accumulated net unrealized appreciation on investments was $4,271,097, consisting of $5,465,339 gross unrealized appreciation and $1,194,242 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.